Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2021
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation (IFRS 15 basis)

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2021	€m	€m	€m	€m	€m	€m	€m
Germany	11,520	1,055	12,575	380	29	12,984	5,634
Italy	4,458	446	4,904	97	13	5,014	1,597
UK	4,848	1,206	6,054	44	53	6,151	1,367
Spain	3,788	292	4,080	64	22	4,166	1,044
Other Europe	4,859	549	5,408	124	17	5,549	1,760
Vodacom	4,083	800	4,883	282	16	5,181	1,873
Other Markets	3,312	441	3,753	12	0	3,765	1,228
Common Functions[2]	470	36	506	862	0	1,368	(117)
Eliminations	(197)	(1)	(198)	(171)	0	(369)	0
Group	37,141	4,824	41,965	1,694	150	43,809	14,386

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2020	€m	€m	€m	€m	€m	€m	€m
Germany	10,696	1,055	11,751	300	25	12,076	5,077
Italy	4,833	583	5,416	101	12	5,529	2,068
UK	5,020	1,333	6,353	63	68	6,484	1,500
Spain	3,904	318	4,222	51	23	4,296	1,009
Other Europe	4,890	539	5,429	94	18	5,541	1,738
Vodacom	4,470	864	5,334	190	7	5,531	2,088
Other Markets	3,796	552	4,348	36	2	4,386	1,400
Common Functions[2]	494	53	547	1,020	—	1,567	1
Eliminations	(232)	(2)	(234)	(202)	—	(436)	—
Group	37,871	5,295	43,166	1,653	155	44,974	14,881

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2019	€m	€m	€m	€m	€m	€m	€m
Germany	9,145	1,077	10,222	139	29	10,390	4,079
Italy	5,030	722	5,752	97	8	5,857	2,202
UK	4,952	1,207	6,159	56	57	6,272	1,364
Spain	4,203	392	4,595	58	16	4,669	1,038
Other Europe	4,460	529	4,989	61	22	5,072	1,606
Vodacom	4,391	873	5,264	171	8	5,443	2,157
Other Markets	4,011	816	4,827	29	8	4,864	1,404
Common Functions[2]	477	37	514	1,003	—	1,517	68
Eliminations	(211)	(1)	(212)	(206)	—	(418)	—
Group	36,458	5,652	42,110	1,408	148	43,666	13,918

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 “Leases” for the years ended 31 March 2021 and 31 March 2020 and under IAS 17 for the year ended 31 March 2019 (see note 20 “Leases”).
2	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit/(loss)

	2021	2020	2019
	€m	€m	€m
Adjusted EBITDA	14,386	14,881	13,918
Restructuring costs	(356)	(695)	(460)
Interest on lease liabilities	374	330	—
Loss on disposal of owned assets	(30)	(54)	(33)
Depreciation and amortisation on owned assets[1]	(10,187)	(10,454)	(9,795)
Share of results in equity accounted associates and joint ventures	342	(2,505)	(908)
Impairment losses	0	(1,685)	(3,525)
Other income/(expense)	568	4,281	(148)
Operating profit/(loss)	5,097	4,099	(951)
Non-operating expense	0	(3)	(7)
Investment income	330	248	433
Finance costs	(1,027)	(3,549)	(2,088)
Profit/(loss) before taxation	4,400	795	(2,613)

Note:

1	Comparative figure for 2019 includes €59 million depreciation on assets held under finance leases under IAS 17, prior to the adoption of IFRS 16 ‘Leases.’.

Schedule of segmental assets and cash flow (IAS 18 basis)

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
	€m	€m	€m	€m	€m	€m
31 March 2021
Germany	47,563	2,772	1,133	1	4,836	0
Italy	10,707	805	758	17	2,025	0
UK	7,968	822	1,138	0	2,202	0
Spain	7,213	772	700	9	1,579	0
Other Europe	10,369	968	1,016	431	1,727	0
Vodacom	5,839	703	174	0	872	0
Other Markets	2,988	512	247	439	666	0
Common Functions	2,145	829	140	0	194	0
Group	94,792	8,183	5,306	897	14,101	0

31 March 2020
Germany	48,266	2,278	912	1,613	4,805	—
Italy	11,119	697	1,645	24	1,958	—
UK	7,790	753	733	—	2,160	—
Spain	7,229	761	386	—	1,763	(840)
Other Europe	9,138	823	298	29	1,706	(740)
Vodacom	5,400	802	174	55	939	—
Other Markets[4]	2,963	587	290	55	672	—
Common Functions	2,217	821	155	—	171	(105)
Group[4]	94,122	7,522	4,593	1,776	14,174	(1,685)

31 March 2019
Germany	24,529	1,816	—	2	3,017	—
Italy	11,031	784	—	2,219	1,337	—
UK	7,405	804	—	408	1,612	—
Spain	7,438	813	—	216	1,318	(2,930)
Other Europe	7,093	775	—	42	1,073	(310)
Vodacom	5,503	810	—	91	758	—
Other Markets	3,429	626	—	34	673	(255)
Common Functions	2,009	799	—	—	7	(30)
Group	68,437	7,227	—	3,012	9,795	(3,525)

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets,), computer software and development costs, reported within Intangible assets.
3	Includes additions to licences and spectrum and customer base acquisitions.
4

Comparative figures for the year ended 31 March 2020 have been re-presented to reflect that Egypt is no longer held for sale. See note 7 ‘Discontinued operations and assets and liabilities held for sale’.